Submission	Jul. 03, 2025
Submission [Line Items]
Central Index Key	0001129137
Registrant Name	AMERICA MOVIL SAB DE CV/
Registration File Number	333-287731
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES